UNITED STATES SECURITES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended. DECEMBER 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement
				[ ] adds new holdings entries

Institutional Investment Manager Filing this Report
		Name:				Pilot Advisors LP
		Address:			1633 Broadway
						9th Floor
						New York, NY 10019
		13F File Number:		28-10334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission. Person signing this Report on Behalf of Reporting Manager:

		Name:			Frank Bisk
		Title:			Counsel
		Phone:			212 660 5364
		Signature,		Place,          and Date of Signing:
		Frank E. Bisk		New York, NY    February 10, 2012

Report Type (Check only one.):
	[X] 13F HOLDINGS REPORT
	[ ] 13F NOTICE
	[ ] 13F COMBINATION REPORT

Form 13F SUMMARY PAGE
Report Summary;
Number of other Included Managers:		0
Form 13F Information Table Entry Total:		64
Form 13F Table Value Total:			468,763(in thousands)
List of Other Included Managers:
No. 13F File Number<HTML><HTML><HTML>

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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- X$1000  PRN AMT   PRN CALL DSCRETN -MANAGERS--    SOLE   SHARED     NONE
1 800 Flowers Com Cl A	COM	68243q106	276	125257	SH		Sole		125257
Alcoa Inc	COM	013817101	2041	235900	SH		Sole		235900
American Vanguard Corp.	COM	030371108	400	30000	SH		Sole		30000
Archer Daniels Midland Co	COM	039483102	8220	287400	SH		Sole		287400
Argonaut Gold Inc	COM	04016a101	330	48400	SH		Sole		48400
Ashland Inc	COM	044209104	21186	370650	SH		Sole		370650
Baker Hughes Inc	COM	057224107	6352	130600	SH		Sole		130600
Baltic Trading Limited	COM	y0553w103	56	11750	SH		Sole		11750
Berry Petroleum Co Cl A	COM	085789105	12307	292886	SH		Sole		292886
Capital One Financial Corp	COM	14040h105	5388	127400	SH		Sole		127400
CareFusion Corp	COM	14170t101	10277	404450	SH		Sole		404450
Carrizo Oil & Gas Inc.	COM	144577103	567	21500	SH		Sole		21500
CBS Corp Cl B	COM	124857202	17368	639925	SH		Sole		639925
CNA Financial Corp.	COM	126117100	2027	75794	SH		Sole		75794
Coeur d'Alene Mines Corp Idaho	COM	192108504	756	31300	SH		Sole		31300
Cooper Tire & Rubber Co	COM	216831107	5548	395991	SH		Sole		395991
CSX Corp	COM	126408103	9183	436050	SH		Sole		436050
Darden Restaurants Inc	COM	237194105	10848	238000	SH		Sole		238000
Data I/O Corp.	COM	237690102	94	25000	SH		Sole		25000
Delta Air Lines Inc	COM	247361702	8018	991040	SH		Sole		991040
Dennys Corp	COM	24869p104	4678	1244261	SH		Sole		1244261
Dole Food Co Inc	COM	256603101	384	44350	SH		Sole		44350
Eaton Corp	COM	278058102	986	22650	SH		Sole		22650
Empire District Electric Co	COM	291641108	1628	77175	SH		Sole		77175
Everest RE Group Ltd	COM	g3223r108	13595	161675	SH		Sole		161675
Fifth Third Bancorp	COM	316773100	11537	906999	SH		Sole		906999
Ford Motor Co	COM	345370860	26261	2440625	SH		Sole		2440625
General Electric Co	COM	369604103	19302	1077700	SH		Sole		1077700
Government Properties Income T	COM	38376a103	9863	437363	SH		Sole		437363
Health Mgmt Assoc Inc Cl A	COM	421933102	6174	837700	SH		Sole		837700
Hess Corp	COM	42809h107	11950	210386	SH		Sole		210386
International Business Machine	COM	459200101	501	2726	SH		Sole		2726
Jabil Ciruit Inc.	COM	466313103	1180	60000	SH		Sole		60000
Janus Cap Group Inc	COM	47102x105	2188	346700	SH		Sole		346700
KeyCorp	COM	493267108	6520	847900	SH		Sole		847900
Kroger Co	COM	501044101	9317	384700	SH		Sole		384700
Lear Corp	COM	521865204	3895	97875	SH		Sole		97875
Lennar Corp Cl A	COM	526057104	2034	103500	SH		Sole		103500
Lexington Realty Trust	REIT	529043101	20318	2712754	SH		Sole		2712754
Life Technologies Corp	COM	53217v109	4173	107250	SH		Sole		107250
Macys Inc	COM	55616p104	8420	261653	SH		Sole		261653
Masco Corp	COM	574599106	1873	178703	SH		Sole		178703
Miscor Group Ltd	COM	60477p201	3	10572	SH		Sole		10572
Mylan Inc	COM	628530107	20551	957647	SH		Sole		957647
Noble Corp.	COM	H5833N103	840	27800	SH		Sole		27800
Owens Corning New	COM	690742101	16787	584519	SH		Sole		584519
Pfizer Inc	COM	717081103	25207	1164842	SH		Sole		1164842
RF Micro Devices Inc	COM	749941100	20054	3713650	SH		Sole		3713650
Schwab Charles Corp	COM	808513105	7271	645700	SH		Sole		645700
SPDR Gold Shares	ETF	78453v107	15516	102086	SH		Sole		102086
SunTrust Banks Inc	COM	867914103	3772	213100	SH		Sole		213100
Symetra Financial Corp	COM	87151q106	1388	153000	SH		Sole		153000
Te Connectivity Ltd Reg	COM	h84989104	3195	103700	SH		Sole		103700
TECO Energy Inc	COM	872375100	12829	670250	SH		Sole		670250
TII Network Technologies Inc	COM	872479209	15	10000	SH		Sole		10000
Tutor Perini Corp	COM	901109108	4303	348712	SH		Sole		348712
Uranium Energy Corp.	COM	916896103	274	89667	SH		Sole		89667
Validus Holdings Ltd.	COM	G9319H102	1575	50000	SH		Sole		50000
Verizon Communications Inc	COM	92343v104	1054	26263	SH		Sole		26263
Wal Mart Stores Inc	COM	931142103	5032	84207	SH		Sole		84207
Weatherford International Ltd 	COM	h27013103	1359	92800	SH		Sole		92800
Western Union Co	COM	959802109	17416	953765	SH		Sole		953765
XL Group PLC	COM	g98290102	21100	1067250	SH		Sole		1067250
Zions Bancorporation	COM	989701107	1203	73900	SH		Sole		73900

REPORT SUMMARY 	64	DATA RECORDS	468763		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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